Liquidity and Going Concern (Details Narrative) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Net loss	$ (2,447,320)	$ (972,898)	$ (7,917,853)	$ (4,044,971)
Net cash used for operating activities	1,423,530	1,072,081	7,662,019	2,851,218
Net cash provided by investing activities	28,867	1,153	(1,452,476)	8,718
Net cash provided by financing activities	4,714,726	2,973,655	7,332,432	2,792,993
Cash and cash equivalents	4,739,472	2,254,675	1,477,143	354,254	421,197,000
Accumulated deficit	$ 44,943,783		$ 24,550,308	$ 13,972,552